Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net loss	$ (10,630,728)	$ (8,173,890)	$ (11,960,147)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Share-based compensation	4,698,953	3,035,122	802,725
Depreciation and amortization	1,973,423	2,164,992	3,062,461
Provision of allowance for doubtful accounts	(193,832)	521,567	1,203
Gain from equity method investment		(2,773,839)
Gain from short-term investments	(58,451)	(132,069)	(435,105)
Deferred taxes	(106,900)	(357,014)	568,521
Loss on disposal of property and equipment	194,136	163,963	237,154
Gain from sale of cost method investment	(4,337,736)
Loss from impairment of intangible assets	1,802,125	0	0
Loss from impairment of goodwill	8,149,525
Gain from business restructure	(90,666)
Changes in assets and liabilities:
Accounts receivable, others	2,371,865	(8,132,005)	(3,495,881)
Accounts receivable, margin clients	4,413,011	8,933,007	(2,129,273)
Prepaid expenses and other current assets	(1,284,341)	1,131,750	471,699
Advances to employees		1,071,769	(1,051,971)
Trust bank balances held on behalf of customers	(1,928,568)	(1,181,312)	9,894,410
Restricted cash	(1,560)	7,143	468,367
Rental deposits	(368,933)	(273,402)	(2,796)
Guarantee deposit funds	865,963	(4,881,966)
Amount due from noncontrolling shareholders	(1,821,928)
Deferred revenue	(1,749,432)	(2,866,258)	(15,332,999)
Account payable	(2,671,121)	11,666,365	516,086
Accrued expenses and other current liabilities	161,455	(1,189,465)	(715,741)
Amounts due to customers for the trust bank balance held on their behalf	1,928,568	1,181,312	(9,894,410)
Income taxes payable	(142,692)	242,886	(47,235)
Net cash (used in) provided by operating activities	1,172,136	158,656	(29,042,932)
Investing activities:
Purchase of property and equipment	(3,158,042)	(833,921)	(775,437)
Purchase of intangible assets	(81,378)	(578,624)	(2,063,361)
Acquisition of businesses (net of cash acquired of $14,073, $121,044 and nil for the years ended December 31, 2012, 2013 and 2014, respectively)	(705,180)	(3,627,963)	(2,834,434)
Business restructure	(2,873,988)
Acquistioin of equity method investment		(21,525,608)
Proceeds from transfer of equity method investment		11,445,202
Loan given to equity method investee		(20,461,773)
Repayment of loans given to equity method investee		10,247,235
Purchase of short-term investments	(90,694,201)	(83,911,858)	(28,277,746)
Proceeds from sales of short-term investments	90,764,098	86,716,413	36,767,023
Acquisition of cost method investment	(81,378)	(309,698)	(802,202)
Proceeds from sales of cost method investment	2,168,868
Restricted cash		29,282,705	542,818
Loan receivable		994,459	8,379,638
Proceeds from disposal of fixed assets	63,038	140,942	24,556
Net cash provided by (used in) investing activities	(4,598,163)	7,577,511	10,960,855
Financing activities:
Proceeds from stock options exercised by employees	654,069	640	3,200
Proceeds from capital injection of noncontrolling shareholders		1,397,616
Repayment of short-term loan		(13,536,161)	(5,672,004)
Dividends paid to noncontrolling shareholders	(1,025,788)
Net cash used in financing activities	(371,719)	(12,137,905)	(5,668,804)
Effect of exchange rate changes	(34,691)	(133,308)	15,785
Net decrease in cash and cash equivalents	(3,832,437)	(4,535,046)	(23,735,096)
Cash and cash equivalents, beginning of year	36,370,950	40,905,996	64,641,092
Cash and cash equivalents, end of year	32,538,513	36,370,950	40,905,996
Supplemental disclosure of cash flow information
Income taxes paid	758,006	81,188	375,107
Interest paid	$ 5,130	$ 174,353	$ 516,311